RELATED PARTY TRANSACTIONS - Office space from related party (Details) - USD ($)	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021
RELATED PARTY TRANSACTIONS
Rent expense related to office leases	$ 75,000	$ 316,000	$ 242,000
Related party | WDZG Consulting | TRX ZJ
RELATED PARTY TRANSACTIONS
Ownership interest held		100.00%	100.00%
Related party | Office Space from Related Party | WDZG Consulting
RELATED PARTY TRANSACTIONS
Rent expense related to office leases		$ 4,000	$ 20,000